As filed with the Securities and Exchange Commission on March 1, 1999

                                  Registration No. 33-83928

                   --------------------------------------------------------

                              SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON, D.C. 20549

                                           FORM N-4
                 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                                PRE-EFFECTIVE AMENDMENT NO. _____ ( )
                       POST-EFFECTIVE AMENDMENT NO. 6 (X)

                                     and/or

                             REGISTRATION STATEMENT UNDER THE INVESTMENT
                                         COMPANY ACT OF 1940
                                         Amendment No. 6 (X)

                        (Check appropriate box or boxes)
                          --------------------------------------------------

                         RETIREMENT PLAN SERIES ACCOUNT
                           (Exact name of Registrant)
                             GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                         (Name of Depositor)
                             8515 East Orchard Road
                            Englewood, Colorado 80111
        (Address of Depositor's Principal Executive Officers) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                                         William T. McCallum
                             Great-West Life & Annuity Insurance Company
                                President and Chief Executive Officer
                             8515 East Orchard Road
                            Englewood, Colorado 80111
                               (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                         Jorden Burt Boros Cicchetti Berenson & Johnson, LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-0805

        It is proposed that this filing will become effective (check appropriate space):

        _____  Immediately upon filing pursuant to paragraph (b) of Rule 485.
        _____  On ____________, pursuant to paragraph (b) of Rule 485.
        X 60 days after filing pursuant to paragraph (a)(1) of Rule 485. _____ On ____________, pursuant to paragraph (a)(1) of Rule 485.
        _____  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

        _____  On ____________, pursuant to paragraph (a)(2) of Rule 485.

        If appropriate, check the following:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                RETIREMENT PLAN SERIES ACCOUNT


                                    Cross Reference Sheet
                                Showing Location in Prospectus
                           and Statement of Additional Information
                                   As Required by Form N-4

FORM N-4 ITEM                                                    PROSPECTUS CAPTION

1.      Cover Page...............................................Cover Page

2       Definitions..............................................Definitions

3.      Synopsis.................................................Overview; Fee Table; Key
                                                                 Features

4.      Condensed Financial Information..........................Appendix A

5.      General Description of
          Registrant, Depositor and
          Portfolio Companies....................................Great-West Life & Annuity
                                                                 Insurance Company; The
                                                                 Series Account; Investments
                                                                 of the Series Account;
                                                                 Voting Rights

6.      Deductions ..............................................Fee Table; Key
                                                                 Features-Charges and
                                                                 Deductions Under the
                                                                 Contracts; Distribution of
                                                                 the Contracts

7.      General Description of
          Variable Annuity Contracts ............................The Contracts; Investments
                                                                 of the Series Account;
                                                                 Statement of Additional
                                                                 Information

8.      Annuity Period...........................................Annuity Options





9.      Death Benefit............................................Death Benefit; Annuity
                                                                 Options

10.     Purchases and Contract Value.............................Overview; The Contracts;
                                                                 The Contracts-Purchase of
                                                                 Contracts; Distribution of
                                                                 the Contracts

11.     Redemptions..............................................The Contracts; The
                                                                 Contracts-Surrender and
                                                                 Partial Withdrawal; Key
                                                                 Features-Surrendering Your
                                                                 Contract or Making Partial
                                                                 Withdrawals

12.     Taxes....................................................Federal Tax Consequences

13.     .........................................................Legal Proceedings     Legal
    Proceedings

14.     .........................................................Table of Contents of
    Statement of Additional Information..........................Statement of Additional

    Information





                                                           STATEMENT OF ADDITIONAL
FORM N-4 ITEM                                              INFORMATION CAPTION


15.     Cover Page...............................................Cover Page

16.     Table of Contents........................................Table of Contents

17.     General Information and
          History................................................Not Applicable

18.     Services.................................................Custodian and Accountants

19.     Purchase of Securities
          Being Offered..........................................Not Applicable

20.     Underwriters.............................................Underwriter

21.     Calculation of
          Performance Data.......................................Calculation of Performance Data

22.     Annuity Payments.........................................Not Applicable

23.     Financial Statements.....................................Financial Statements

                                RETIREMENT PLAN SERIES ACCOUNT
                                              of
                         Great-West Life & Annuity Insurance Company
                    INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
                                        Distributed by
                                  One Orchard Equities, Inc.
                                          Issued by
                         Great-West Life & Annuity Insurance Company
                      8515 East Orchard Road, Englewood, Colorado 80111
                                        (800) 338-4015
=============================================================================

===============================================================================

Overview
This prospectus describes individual flexible premium variable annuity contracts (the "Contracts") designed for Individual Retirement Annuity programs ("IRA Programs"). The Contract provides an annuity insurance contract whose value is based on the investment performance of Investment Divisions that you select. The Contracts can be purchased only in connection with IRA Programs; depending on your state of residence, there are generally three ways you can purchase a
Contract:

o with rollover proceeds from qualified plans, such as 401(k) plans, o with rollover proceeds from other eligible rollover sources, or o with earned income.

If you purchase a Contract, your spouse may also purchase a Contract for his or her IRA Program.

Who Should Invest
You should consider purchasing the Contract if you are seeking an investment for your IRA Program that offers a wide range of investment and payment options enabling you to design a retirement plan that meets your objectives and needs.

Allocating Your Investment
You can allocate your Contributions among 14 Investment Divisions of Retirement Plan Series Account (the "Series Account"). Each Investment Division invests in one of 14 corresponding portfolios of the Maxim Series Fund, Inc. (the "Fund"). You can also allocate your money to certain options where you can earn a fixed rate of return. Your interest in a fixed option is not considered a security and is not subject to registration with or review by the Securities and Exchange Commission.

Annuity Payment Options
The Contract offers you a variety of annuity payment options. You can select from options that provide for fixed or variable payments or a combination of both. Under a variable annuity payment option, your annuity payments will continue to reflect the investment experience of the Investment Divisions you select. Annuity payments can be guaranteed for your lifetime and/or your spouse's lifetime or for a specified period of time, depending on your needs and circumstances.

This prospectus is accompanied by a current prospectus for the Fund. This prospectus presents important information you should read before purchasing a Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated _______, ____, ___________, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally a part of this prospectus. It may be obtained without charge by contacting Great-West Life & Annuity Insurance Company ("we," "GWL&A" or "Great-West") at the address or telephone number set forth above. Or, you can obtain it by visiting the Securities and Exchange Commission's web site at www.sec.gov.

    These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus.
                  Any representation to the contrary is a criminal offense.

                 The date of this prospectus is _________, ____, __________.


Table of Contents

Definitions                                                                            4
Key Features                                                                           6
Fee Table                                                                              8
Eligible Fund Annual Expenses
9
Examples                                                                               10
Condensed Financial Information
13
Great-West Life & Annuity Insurance Company                                            14
The Series Account                                                                     14
Eligible Funds                                                                         14
Advisers
16
Reinvestment and Redemption                                                            16
Investments of the Series Account
16
The Contracts                                                                          17
Charges and Deductions
19
Death Benefit                                                                          21
Annuity Options
22
Periodic Payment Options
24
Federal Tax Consequences                                                               25
Performance Related Information
28
Voting Rights                                                                          30
Distribution of the Contracts
31
Amendment of Contracts
31
Ownership                                                                              31
State Regulation
31
Reports                                                                                31
Year 2000                                                                              31
Rights Reserved by Great-West
31
Adding and Discontinuing Investment Options                                            31
Substitution of Investments                                                            32
Legal Matters                                                                          32
Registration Statement
32
Statement of Additional Information                                                    32

Definitions

Accumulation Period
The period between the effective date of your Contract and the Annuity Commencement Date. During this period, you are making Contributions to the Contract.

Accumulation Unit
An accounting measure we use to determine your Variable Account Value during the Accumulation Period.

Administrative Offices
The Administrative Offices of GWL&A are located at 8505 East Orchard Road, Englewood, Colorado 80111.

Annuitant
The person upon whose life the payment of an annuity is based and who will receive annuity payments. The Annuitant must be the Contract Owner.

Annuity Account
An account established by us in your name that reflects all of your activity under a Contract.

Annuity Commencement Date
The date annuity payments begin under an Annuity Option.

Annuity Period
The period following the Accumulation Period that begins on the Annuity Commencement Date.

Annuity Unit
An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.

Contribution(s)
Amounts you pay to purchase a Contract.

Contract
An agreement between GWL&A and the Contract Owner (which includes the purchase application) providing the terms of the variable annuity offered by this prospectus.

Contract Owner
The person to whom a Contract is issued; sometimes referred to as "you" or "your" in this Prospectus.

Contract Value
The sum of your Variable Account Value and your Guaranteed Account Value, less any withdrawals, deductions for charges, and any applicable Premium Tax.

Eligible Fund
A mutual fund in which an Investment Division invests all of its assets. Each Eligible Fund is a portfolio of the Maxim Series Fund, Inc.

Fixed Annuity
An annuity with payments which remain fixed throughout the Annuity Period and which do not reflect the investment experience of the Series Account.

Fixed Option
An option that pays a fixed rate of return to which you can allocate Contributions or Transfers. Your interest in a fixed option is not a security and is not subject to supervision by the Securities and Exchange Commission.

Guaranteed Account Value
The sum of the values of your Guaranteed Sub-Accounts.

Guaranteed Interest Rate
A minimum interest rate applicable to a Fixed Option. It is presently equal to an annual effective rate of 3.00%.

Guaranteed Sub-Account
An account we maintain that reflects the values credited to you from a specific Fixed Option.

Investment Division
The Series Account is divided into Investment Divisions, one for each Eligible Fund. Each Investment Division invests all of its assets in one Eligible Fund. You select one or more Investment Divisions to which you allocate Contract Value. Contract Value you allocate to an Investment Division will reflect the investment performance of the corresponding Eligible Fund.

Premium Tax
The amount of tax, if any, charged by a state or other governmental authority.

Request
Any request, either written, by telephone or computerized, which is in a form satisfactory to GWL&A and received by GWL&A at its Administrative Offices.

Series Account
The segregated investment account established by GWL&A to provide funding options for the Contract. It is registered as a unit investment trust under the Investment Company Act of 1940.

Transfer
When you move your Contract Value between and among the Investment Divisions and/or the Fixed Options.

Valuation Date
A date on which we calculate the Value of the Investment Divisions. This calculation is made as the close of business of the New York Stock Exchange (generally 4:00 p.m. ET) on each day that the New York Stock Exchange is open for trading. Contributions and Requests received after 4:00 p.m. ET will be considered to have been received on the next business day. On the day after Thanksgiving, however, you can only submit transactions by automated voice response unit or fully automated computer link.

Valuation Period
The period between the end of two successive Valuation Dates.

Variable Annuity
An annuity providing for payments, the amount of which will vary with the performance of the Investment Divisions that you select.

Variable Account Value
The total value of your Variable Sub-Account(s).

Variable Sub-Account
An account we maintain that reflects the value credited to you from a specific Investment Division.

Key Features
Following are some of the key features of the Contract. These topics are discussed in more detail throughout this prospectus so please be sure to read through it carefully.

Purpose of the Contracts
The Contracts are designed to be an investment for IRA Programs. Depending on your state of residence, there are generally three ways you can purchase a
Contract:

o.......with  rollover  proceeds from qualified  plans,  such as 401(k) plans, o with rollover proceeds from other eligible rollover sources, or o with earned income.

The Contracts may also be purchased for IRA Programs for spouses of Contract Owners.

What is the Minimum Contribution The minimum initial investment is:
o.......Nothing if it is made with eligible rollover proceeds

o $250 if it is made from earned income derived from non-retirement plan sources

The minimum ongoing contribution is:
o       Nothing if it is made with eligible rollover proceeds

o $250 if it is made from earned income derived from non-retirement plan sources

Allocation of Contributions
You may allocate your Contributions to the Investment Divisions of the Series Account or to a Fixed Option, or a combination of both. The value of your Contract that is allocated to the Investment Divisions will depend upon the investment performance of those divisions. Each Investment Division invests in a corresponding Eligible Fund. You can change your allocation instructions at any time by Request.

Surrendering Your Contract or Making Partial Withdrawals
You can surrender your entire Contract or make a partial withdrawal at any time before the Annuity Commencement Date. If you request a partial withdrawal less than 30 days before the Annuity Commencement Date, we may delay the Annuity Commencement Date for up to 30 days. Upon a surrender or partial withdrawal, a penalty tax may be assessed. Please see "Federal Tax Consequences."

Transfers
You may Transfer your Contract Value among the Investment Divisions and/or the Fixed Options at any time before the Annuity Commencement Date.

Annuity Options
The Contracts provide several annuity payment options. You can select from options that provide for fixed or variable payments or a combination of both. Under a variable payment option your annuity payments will reflect the performance of the Investment Divisions that you select. You must elect an annuity option(s) at least 30 days before your Annuity Commencement Date. If you do not make an election within this timeframe, annuity payments will begin automatically on the Annuity Commencement Date under an option providing for a life annuity with 120 monthly payments certain.

Free Look Period
During the free look period, you may cancel your Contract within 20 days (or longer where required by law) of receiving it. You may cancel it for any reason by delivering or mailing it along with a Request to cancel to our Administrative Offices and we will refund to you the greater of:

o.......Contributions you have made less withdrawals, or
o       your Contract Value.

A Wide Range of Investment Choices
You may allocate some or all of your Contributions to 14 Investment Divisions of the Series Account. Each Investment Division invests in shares of one Eligible Fund. Each Eligible Fund is a separate mutual fund that has distinct investment objectives and policies. You can obtain a more complete description of the Eligible Funds in the accompanying prospectus for the Fund, which you should read carefully before allocating to an Investment Division. We reserve the right to add or delete Investment Divisions at our discretion.

Charges and Deductions under the Contract
You will pay certain charges under the Contract. These charges may include:

o.......An annual Contract Maintenance Charge

o An administrative fee if you surrender your Contract or make a partial withdrawal within the first twelve months

o       A mortality and expense risk charge
o       A Premium Tax

In addition, you indirectly pay the management fees and other expenses of an Eligible Fund when you allocate your money to the corresponding Investment Division.

Fee Table
The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The table and examples reflect expenses related to the Contracts and the Eligible Funds.

Contract Owner Transaction Expenses
Sales load imposed on purchases                                                        None
Deferred sales load                                                             None
Distribution fees                                                                      None
Exchange fee                                                                    None
Administrative fee if your Contract is surrendered during first 12 months
$50
Administrative fee if your make a partial withdrawal during first 12 months
$25
Contract Maintenance Charge                                                     $30*

* You will be charged a Contract Maintenance Charge of $30 if your Contract Value is less than $5,000 on December 31. We will assess this fee only if your Contract was issued on or after July 8, 1998, and the assessment of the fee has been approved by the insurance regulatory authorities of your state.

Annual Expenses of the Investment Divisions (as a percentage of average Variable Account Value) The only expense of the Investment Divisions of the Series Account is our deduction of a Mortality and Expense Risk Charge. The amount of this charge that applies to your Contract will be based on the following schedule:


                 -------------------------- -----------------------
                 Mortality & Expense Risk       Contract Value
                          Charge
                 -------------------------- -----------------------
                           0.75%                $0 - $9,999.99
                 -------------------------- -----------------------
                 -------------------------- -----------------------
                           0.50%             $10,000 - $24,999.99
                 -------------------------- -----------------------
                 -------------------------- -----------------------
                           0.25%             $25,000 - $49,999.99
                 -------------------------- -----------------------
                 -------------------------- -----------------------
                           0.00%             $50,000 and greater
                 -------------------------- -----------------------

The mortality and expense charge for the first calendar year of your Contract will be based on your initial Contribution. Thereafter, the amount of the charge will be based on your Contract Value on December 31 of each year. You may wish to monitor your Contract Value closely to ensure that you take advantage of the lowest possible charge.


Eligible Fund Annual Expenses
(as a percentage of average daily net assets)

       Portfolio             Management Fees          Other Expenses        Total Maxim Series
                                                                           Fund Annual Expenses

Money Market Portfolio            0.46%                    None                   0.46%

Investment Grade
Corporate Bond Portfolio          0.60%                    None                   0.60%

Stock Index Portfolio             0.60%                    None                   0.60%

U.S. Government
Mortgage Securities
Portfolio                         0.60%                    None                   0.60%

Small-Cap Index                   0.60%                    None                   0.60%
Portfolio

Growth Index Portfolio            0.60%                    None                   0.60%

Short-Term Maturity
Bond Portfolio                    0.60%                    None                   0.60%

Blue Chip Portfolio               1.00%                   0.15%                   1.15%

Value Index Portfolio             0.60%                    None                   0.60%

Small-Cap Value                   1.00%                   0.26%                   1.26%
Portfolio

Foreign Equity Portfolio          1.00%                   0.30%                   1.30%

Small-Cap Aggressive
Growth Portfolio                  1.00%                   0.11%                   1.11%

Corporate Bond Portfolio          0.90%                    None                   0.90%

MidCap Growth Portfolio           1.00%                   0.05%                   1.05%





Examples
If you do not surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

Investment Division        1 Year             3 Year             5 Year             10 Year

Money Market
Investment Division

Investment Grade
Corporate Bond
Investment Division

Stock Index
Investment Division

U.S. Government
Mortgage Securities
Investment Division

Small-Cap Index
Investment Division

Growth Index
Investment Division

Short-Term Maturity
Bond Investment
Division

Blue Chip
Investment Division

Value Index
Investment Division

Small-Cap Value
Investment Division

Foreign Equity
Investment Division

Small-Cap
Aggressive Growth
Investment Division

Corporate Bond
Investment Division

MidCap Growth
Investment Division


Examples (Cont.)
If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

Investment Division        1 Year             3 Year             5 Year             10 Year

Money Market
Investment Division

Investment Grade
Corporate Bond
Investment Division

Stock Index
Investment Division

U.S. Government
Mortgage Securities
Investment Division

Small-Cap Index
Investment Division

Growth Index
Investment Division

Short-Term Maturity
Bond Investment
Division

Blue Chip
Investment Division

Value Index
Investment Division

Small-Cap Value
Investment Division

Foreign Equity
Investment Division

Small-Cap
Aggressive Growth
Investment Division

Corporate Bond
Investment Division

MidCap Growth
Investment Division

These examples should not be considered a representation of past or future expenses. They show the highest level of mortality and expense risk charges that you might pay. The tables do not reflect the imposition of the Contract Maintenance Charge. Actual expenses may be more or less than those shown.

31

                                              27

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Investment Division. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in an Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the Statement of Additional Information.

Great-West Life & Annuity Insurance Company
GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in the District of Columbia, Puerto Rico, the U.S. Virgin Islands, Guam and 49 states in the United States.

GWL&A is an indirect, wholly-owned subsidiary of The Great-West Life Assurance Company ("Great-West Life"). Great-West Life is a subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

GWL&A is the issuer of the Contracts and it has primary responsibility for their administration.

The Series Account
We organized the Series Account under Colorado law on January 25, 1994. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. However, this registration does not involve supervision of the management or investment practices or polices of the Series Account or GWL&A by the Securities and Exchange Commission.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to an Investment Division are credited to or charged against that Investment Division without regard to the other income gains or losses of any other Investment Division and without regard to any other business GWL&A may conduct.

We will at all time maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.

The Series Account currently has 14 Investment Divisions available for allocation of Contributions. Each Investment Division invests exclusively in shares of one Eligible Fund. We may in the future add new Investment Divisions or delete existing ones. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to an Investment Division will be invested in the corresponding Eligible Fund.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the portfolios.

We do not guarantee the investment performance of the Investment Divisions. Your Variable Account Value and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Therefore, Contract Owners bear the full investment risk for all Contributions allocated to the Investment Divisions.

If we  decide  to  make  additional  Investment
Divisions available in the future, we may or may not make them available to existing Contract Owners, based on our assessment of marketing needs and conditions.

Eligible Funds
The Contract offers a number of investment options, corresponding to the Investment Divisions. Each Investment Division invests in a single Eligible Fund. Each Eligible Fund is a separate mutual fund having its own objectives and investment policies. Each Eligible Fund is a separate mutual fund that is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not involve supervision of the Eligible Funds by the Securities and Exchange Commission. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Eligible Funds. The prospectuses should be read in connection with this prospectus. You may obtain a copy of the Eligible Fund prospectuses without charge by Request.

The income, gains and losses of one Eligible Fund generally have no effect on the investment performance of any other portfolio.

The Eligible Funds include the following:

o.......The Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

o.......The Investment Grade Corporate Bond Portfolio seeks the highest possible current income within the confines of the primary goal of insuring the protection of capital by investing primarily in investment grade corporate debt securities and in debt securities issued by the U.S. Government and its agencies.

o.......The Stock Index Portfolio seeks investment  results that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata shares of the market.

o.......The U.S.  Government  Mortgage  Securities  Portfolio  seeks the highest level of return consistent with preservation of capital and substantial credit protection by investing in mortgage-related securities issued or guaranteed by an agency or instrumentality of the U.S. Government, other U.S. agency and instrumentality obligations, and in U.S. Treasury obligations.

o.......The  Small-Cap Index Portfolio seeks  investment  results that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.1

o.......The Value Index Portfolio seeks investment  results that track the total return of the common stocks that comprise the Russell 1000 Value Index.2

o.......The Growth Index Portfolio seeks investment results that track the total return of the common stocks that comprise the Russell 1000 Growth Index.

o.......The Small-Cap Value Portfolio seeks long term appreciation, by investing primarily in small-cap common stocks. This portfolio will emphasize small companies that are believed to be undervalued and may invest in mid-sized companies with similar characteristics.

o.......The Foreign Equity Portfolio seeks total return from long-term growth of capital and dividend income by investing its assets primarily in international equity securities which are predominantly common stocks and may also include any types of equity securities.


o The Maxim Small-Cap Aggressive Growth Portfolio seeks long-term capital growth. This portfolio seeks to build a core small-cap portfolio of solid growth companies' stock with a small emphasis on companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.

o.......The  Corporate Bond Portfolio seeks high total investment return through a combination of current income and capital preservation. This portfolio will invest at least 65% of its total assets in corporate debt securities of any maturity. It may also invest up to 20% of its total assets in preferred stocks or foreign securities and up to 35% in below investment grade quality securities.

o.......The  Short-Term  Maturity Bond Portfolio seeks  preservation of capital, liquidity and maximum total return through investment in an actively managed portfolio of debt securities.

o.......The  Maxim Blue Chip  Portfolio  seeks  long-term  growth of capital and income. This portfolio invests primarily in common stocks of large, well established, stable and mature companies, commonly known as "Blue Chip" companies.

o.......The MidCap Growth Portfolio seeks long-term appreciation. This portfolio will invest primarily in a diversified portfolio of mid-cap companies emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company.

1 Standard & Poor's Small-Cap 600 Stock Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Fund and GWL&A. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using this index. 2 The Frank Russell Company is not a sponsor of, or in any other way affiliated with, the Eligible Funds.

Where to Find More Information about the Portfolios
Additional information about the Eligible Funds can be found in the current prospectus for the Maxim Series Fund, Inc., which can be obtained from us.

Advisers
Investment Adviser
The  investment  adviser (the  "Investment  Adviser") for the Fund is GW Capital
Management  LLC,  8515  East  Orchard  Road,  Englewood,   Colorado  80111.  The
Investment Adviser is an affiliate of GWL&A.

Sub-Advisers

Ariel Capital Management Inc. ("Ariel"), located at 307 N. Michigan Avenue, Chicago, Illinois 60601, is responsible for the day-to-day management of the Small-Cap Value Portfolio and for making decisions to buy, sell or hold any particular security.

Loomis, Sayles & Company, Inc. ("Loomis Sayles"), located at One Financial Center, Boston, Massachusetts 02111, is responsible for the day-to-day management of the Small-Cap Aggressive Growth, Foreign Equity and Corporate Bond Portfolios.

Founders Asset Management, LLC ("Founders"), located at 2930 East Third Avenue, Denver, Colorado, 80206, is responsible for the day-to-day management of the Blue Chip Portfolio.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, Maryland, 21202, is responsible for the day-to-day management of the MidCap Growth Portfolio.

Reinvestment and Redemption
All dividend and capital gains distributions made by an Eligible Fund will be automatically reinvested in shares of that portfolio. We will redeem portfolio shares at their net asset values to the extent necessary to make annuity or other payments under the variable portion of your Contract.

Investments of the Series Account Shares of the Fund are also sold to the following:

o.......the  FutureFunds  Series  Account and Maxim  Series  Account,  which are separate accounts established by GWL&A to receive and invest premiums paid under variable annuity contracts issued by GWL&A,
o the TNE Series (k) Account of Metropolitan Life Insurance Company to fund benefits under variable annuity contracts,
o the Pinnacle Series Account of GWL&A to fund variable life insurance policies, and o other separate accounts of GWL&A, its affiliates and other insurance companies.

It is possible that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund at the same time. Although disadvantages are not currently foreseen, the Board of Directors of the Fund intends to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of the Fund's shares by one or more of GWL&A's separate accounts which could have adverse consequences. For example, material conflicts could result from changes in state insurance laws, changes in Federal income tax laws, changes in the investment management of any portfolio of the Fund, or differences in voting instructions between those given by policyowners and those given by contract owners.

Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of the Eligible Funds will achieve their stated objectives.

The Contracts
Application and Initial Contribution
The first step to purchasing a Contract is to fill out your application and forward it to our Administrative Offices along with your initial Contribution. Depending on your state of residence, there are generally three ways you can purchase a Contract:

o.......with  rollover  proceeds from qualified  plans,  such as 401(k) plans, o with rollover proceeds from other eligible rollover sources, or o with earned income.

The Contract may also be purchased for an IRA Program for your spouse.

There is no minimum initial Contribution if you purchase the Contract with eligible rollover proceeds. Otherwise, the minimum initial amount needed to purchase the Contract is $250.

If your application is complete, your Contract will be issued and your initial Contribution will be credited within two business days of receipt at our Administrative Offices. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, we will contact you by telephone to obtain the required information. If we are able to complete your application within five business days of our receipt of your incomplete application, we will credit your initial Contribution within two business days of the application's completion. If we cannot complete your application within five business days after we receive it, we will immediately return your application and initial Contribution. If you provide consent, we will retain your initial Contribution and credit it as soon as we have completed your application.

Free Look Period
During the free look period, you may cancel your Contract within twenty days (or longer where required by law) after you receive it. During the free look period, all Contributions you have instructed us to allocate to the Investment Divisions will be allocated to the Money Market Investment Division. When the free look period ends, your Variable Account Value held in the Money Market Investment Division will be allocated to the Investment Divisions you have selected.

During the free look period, you may change the Investment Divisions in which you would like to invest as well as your allocation percentages. Any changes you make during the free look period will take effect after the free look period has expired.

Any returned Contracts will be void from the date we issued the Contract to you and the greater of the following will be refunded to you:

o       Contributions, less withdrawals, or
o       your Contract Value.

If you exercise the free look privilege, you must return the Contract to us at our Administrative Offices. To cancel a Contract we must receive it personally or postmarked by the expiration of the free look period.

Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Annuity Commencement Date or the date you begin receiving payments under a periodic payment option. There is no minimum Contribution amount if Contributions are being made with eligible rollover proceeds.
Otherwise, the minimum ongoing Contribution amount is $250.

Contract Value
Before the Annuity Commencement Date, your Contract Value is the sum of your Variable and Guaranteed Sub-Accounts.

Before your Annuity Commencement Date, your Variable Account Value is the total dollar amount of all Accumulation Units credited to you from each Investment Division in which you have invested money. When you allocate Contributions or make Transfers to an Investment Division, we credit you with Accumulation Units of that Division. We determine the number of Accumulation Units credited to you by dividing the amount of your Contribution or Transfer by the Investment Division's Accumulation Unit value on the Valuation Date your Contribution is received or Transfer is processed.

We determine each Investment Division's Accumulation Unit value on each Valuation Date as of the close of the New York Stock Exchange (generally 4:00 p.m. ET). We multiply the Division's Accumulation Unit value on the immediately preceding Valuation Date by the Division's Net Investment Factor to arrive at the current Valuation Date's Accumulation Unit value. Each Investment Division's Accumulation Unit value is expected to change on a daily basis due to, among other things, the investment experience of the Eligible Fund in which the Division invests and the deduction of the Mortality and Expense Risk Charge. We use the Net Investment Factor to determine the amount of this change, if any. The formula we use to calculate the Net Investment Factor is described in Appendix B. On any given Valuation Date, an Investment Division's Net Investment Factor may be greater than one, less than one or zero. This means that an Investment Division's Accumulation Unit value on that Valuation Date may increase, decrease or remain unchanged.

Transfers
At any time before the Annuity Commencement Date, you can transfer all or a portion of your Contract Value among and between the Investment Divisions and/or the Fixed Option by Request. Transfer Requests can only be made by the Contract Owner. A Transfer generally will be effective on the date the Request is received if received before 4:00 p.m. ET, unless your Request designates some later date. A Transfer Request we receive after 4:00 p.m. ET will be considered received on the next following Valuation Date. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers involving the Fixed Options, as more fully described in your Contract.

You can make Transfer Requests by telephone if you have completed and sent to us a Telephone Request Form. The Form may be obtained by contacting our Administrative Offices. Telephone Transfers completed before 4:00 p.m. EST/EDT will be made on that day at that day's unit values. Calls completed after 4:00 p.m. EST/EDT will be made on the next Valuation Date, at that day's unit values. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine such as:

o  requiring   some  form  of  personal   identification   prior  to  acting  on
instructions, o providing written confirmation of the transaction, and/or o tape recording the instructions given by telephone.

If we follow these procedures, we will not be liable for my loses due to unauthorized or fraudulent telephone instructions. We reserve the right to suspend telephone privileges at anytime, for some or all Contracts, and for any reason.

Cash Withdrawals
You may withdraw all or part of your Contract Value at any time before the date annuity payments begin by submitting a written withdrawal Request to our Administrative Offices. The amount payable to you if you surrender your Contract is your Contract Value as determined on the Valuation Date we receive your Request. If you surrender your Contract, that is, make a withdrawal of your entire Contract Value, all rights under the Contract will terminate. You should know that you can apply amounts payable upon surrender to an annuity payment option instead of taking a lump sum.

If you request a partial withdrawal, your Contract Value will be reduced by the dollar amount withdrawn. Partial withdrawals are unlimited. You must specify the Investment Divisions or Fixed Options from which the withdrawal is to be made. If we receive your request for a partial withdrawal less then 30 days before your Annuity Commencement Date, we may, at our option, delay the Annuity Commencement Date for up to 30 days. You should know that you may have to pay Premium Tax upon making a surrender or partial withdrawal.

Amounts payable to you upon a surrender or partial withdrawal attributable to your Variable Account will be paid within seven days of our receipt of your Request. However, we may postpone payment of these amounts for any longer period as permitted by the Securities and Exchange Commission.

If you surrender your Contract during the first twelve months after you purchased it, we will assess a $50.00 administrative fee. Similarly, if you make a partial withdrawal during that first twelve months, we will assess a $25.00 administrative fee. In addition, you may be required to pay taxes on amounts you receive from a surrender or partial withdrawal, including a 10% penalty tax.

Please refer to your Contract for additional restrictions that may apply to withdrawals involving your Guaranteed Account.

Charges and Deductions
Contract Maintenance Charge
We deduct $30 from your Contract Value if your Contract Value is less than $5,000 on December 31 of any year. We will assess this fee only if your Contract was issued on or after July 8, 1998, and the assessment of the fee has been approved by the insurance regulatory authorities of your state of residence. We assess this charge during the second quarter after December 31 on which your Contract Value was less than $5,000.

Sales Charge
We do not impose any sales charges.

Administrative Fee
We impose a $50 charge if you surrender your Contract during the first 12 months after it was issued to you. We do not assess this charge, however, if you cancel your Contract during the free look period. We impose a $25 charge if you make a partial withdrawal during the first 12 months after the Contract was issued to you.

Premium Taxes
The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change. These Premium Taxes will depend, among other things, on the state of residence of the Contract Owner and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

We presently make no deduction from Contributions for Premium Taxes; however, we reserve the right to make such deductions from Contributions, the Contract Value upon the annuity date, and surrender or partial withdrawal amounts or periodic payment amounts.

Mortality and Expense Risk Charge
We deduct from each Investment Division's Accumulation Unit value an amount, computed daily, a mortality and expense risk charge which is equal to an annual rate as described below. This charge is intended to compensate us for the mortality and expense risks we assume under the Contracts.

The level of the mortality and expense risk charge applicable to your Contract during the first calendar year will be based upon your initial Contribution, in accordance with the schedule set forth below. The amount of this charge in subsequent calendar years will be based upon your Contract Value as of December 31 of the previous calendar year, in accordance with the schedule.

 -------------------------- --------------------------
     M & E Risk Charge           Contract Value
 -------------------------- --------------------------
 -------------------------- --------------------------
           0.75%               From $0 - 9,999.99
 -------------------------- --------------------------
 -------------------------- --------------------------
           0.50%            From $10,000 - 24,999.99
 -------------------------- --------------------------
 -------------------------- --------------------------
           0.25%            From $25,000 - 49,999.99
 -------------------------- --------------------------
 -------------------------- --------------------------
           0.00%            From $50,000 and greater
 -------------------------- --------------------------

Since we determine the level of the mortality and expense risk charge based on your December 31 Contract Value, you should monitor your Contract Value closely to ensure that, to the extent possible, you are taking advantage of the lowest possible level of the charge. Each level of this charge is guaranteed and will not be increased.

Eliglbe Fund Expenses Your Variable Account Value reflects the value of Eligible Fund shares and, therefore, the fees and expenses paid by the Eligible Fund. A complete description of the fees, expenses and deductions from the Eligible Funds is found in the accompanying prospectus for the Fund.

Death Benefit
We will pay a death benefit to your beneficiary upon our receipt of proof of your death if your death occurs before the Annuity Commencement Date. The death benefit, if any, will be your Contract Value as of the date of your death.

If you die after the Annuity Commencement Date, the remaining portion of your interest will continue to be distributed at least as quickly as under the method of distribution being used before your death.

If you die before the Annuity Commencement Date, we will complete distribution of your entire interest within five years of your date of death, except to the extent that you make an election to receive distributions in accordance with one of the following:

o If your interest is payable to a designated beneficiary, then your whole interest may be distributed over the life or life expectancy of that beneficiary or over a period not extending beyond the life expectancy of the beneficiary beginning not later than one year after your date of death.

o If the only designated beneficiary is your surviving spouse, the date distributions are required to begin under the above cannot be earlier than the later of (1) December 31 of the year right after the year in which you died or (2) December 31 of the year in which you would have reached age 70 1/2.

If the designated beneficiary is your surviving spouse, your spouse may treat the Contract as his or her own IRA. This election will be considered to have been made if your surviving spouse makes a regular IRA contribution to the Contract, makes a rollover to or from such Contract, or fails to choose any of the above provisions.

We compute life expectancy by using the expected return multiples in Tables V and VI of section 1.72-9 of the Income Tax Regulations. For purposes of distributions that begin after your death, life expectancies will be recalculated annually, unless your surviving spouse elects otherwise by the time distributions are required to begin. Such an election will be irrevocable by your surviving spouse and will apply to all subsequent years. In the case of any other designated beneficiary, life expectancies will be calculated using the attained age of that beneficiary in the year in which distributions are required to begin under this section. In that case, payments for any subsequent calendar year will be calculated based on such life expectancy decreased by one for each year which has passed since the year life expectancy was first calculated.

Distributions under this section are considered to have begun if they are made on account of you reaching your required beginning date or if, before your required beginning date, distributions irrevocably begin to you over a period allowed and in an annuity form acceptable under section 1.401(a)(9) of the Income Tax Regulations.

You may designate or change a beneficiary by filing a Request with GWL&A at its Administrative Offices. Each change of beneficiary that you make revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

o if there is more than one primary surviving beneficiary, your Contract Value will be shared equally among them,

o if any primary beneficiary dies before you, that beneficiary's interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally,

o if there is no surviving primary beneficiary, your Contract Value will pass to any surviving contingent beneficiary, and if more than one contingent beneficiary, will be shared equally among them,

o if no beneficiary survives you, your Contract Value will pass to your estate, or

o if the designation of the beneficiary was not adequately made, your Contract Value will pass to your estate.

Annuity Options
You can choose an Annuity Commencement Date and the form of annuity payments ("Annuity Options") at any time during the Accumulation Period. The Annuity Commencement Date you elect generally must, to avoid the imposition of an excise tax, not be later than April 1 of the year right after the year in which you attain age 70 1/2 without regard to your actual retirement date or termination of employment date. It is your responsibility to file the necessary Request with GWL&A.

You may postpone or accelerate your Annuity Commencement Date, or change any of your Annuity Option elections, by sending a Request to our Administrative Offices up to 30 days before the existing Annuity Commencement Date. If any Annuity Commencement Date you have elected would be less than 30 days from the date your Request is received, we may delay the date you have elected, but not by more than 30 days.

The Contract provides for the Annuity Options described below, as well as other Annuity Options that we may choose to make available in the future. Except as otherwise noted, the Annuity Options provide for payments on a variable, fixed or combination basis. You may elect more than one Annuity Option. If you do not elect an Annuity Option, your Contract automatically provides for a variable life annuity (with respect to the variable portion of your Contract) and/or a fixed life annuity (with respect to the fixed portion of your Contract) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based on the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

o       Option No. 1:  Fixed Life Annuity

This option provides an annuity payable monthly during the lifetime of the Annuitant. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died before the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

o    Option No. 2: Fixed Life Annuity with Payments  Guaranteed  for  Designated
     Periods

This option provides monthly payments during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. Under this option, there is a guarantee that if, at the death of the Annuitant, payments have been made for less than the designated period, the beneficiary will receive payments for the rest of the period. The designated period may be 5, 10, 15, or 20 years.

o Option No. 3: Joint and One-Half Survivor (available only as fixed dollar payments)

This option provides an annuity payable during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the annuitant, and while only the designated second person is alive, the amount payable will be one-half of the amount paid while both were living. It would be possible under this option for the annuitant and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

o Option No. 4: Income of Specified Amount (available only as fixed dollar payments)

Under this option, the amount of the periodic benefit may be paid in equal annual, semiannual, quarterly, or monthly installments in the dollar amount elected, provided that the annuity payment period is not less than 36 months nor more than 240 months.

o Option No. 5: Income for Specified Period (available only as fixed dollar payments)

Under this option, payments are paid annually, semi-annually, quarterly or monthly, as elected, for a selected period of not less than 36 months nor more than 240 months.

o       Option No. 6:  Fixed Life Annuity with Installment Refund Period

Under this payment option, monthly payments will be paid for the life of the Annuitant or until the sum of the payments made equals the amount applied, whichever is greater. This option may not be available in all states or under your Contract.

Variable Annuity Payments
Variable annuity payments will be determined on the basis of:

o       the Variable Account Value prior to the Annuity Commencement Date;

o       the annuity tables contained in the Contract which reflect your age;

o       the type of annuity option(s) selected; and

o the investment performance of the Eligible Funds after the Annuity Commencement Date.

You receive the value of a fixed number of Annuity Units each month.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Variable Sub-Account on which variable annuity payments are based. We calculate the number of Annuity Units for each Variable Sub-Account by dividing the amount of the first monthly payment by the value of an Annuity Unit on the fifth Valuation Period before the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of the units will vary with the performance of the Eligible Fund.

The dollar amount of the first monthly variable annuity payment is determined by applying the total value of the Accumulation Units credited to the Contract Value on the fifth Valuation Period before the Annuity Commencement Date to the annuity tables contained in the Contract. Amounts shown in the tables are based on the 1983 Table (a) for Individual Annuity Valuation with an assumed investment return at the rate of 3.0% per annum. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of value accumulated under the Variable Account Value. These annuity tables vary according to the form of annuity selected and according to your age at the Annuity Commencement Date.

The 3.0% interest rate stated above is the measuring point for subsequent annuity payments. If the actual Net Investment Factor (annualized) exceeds 3.0%, the payment will increase at a rate equal to the amount of this excess. However, if the actual rate is less than 3.0%, annuity payments will decrease. If the assumed rate of interest were to be increased, annuity payments would start at a higher level but would increase more slowly or decrease more rapidly.

The amount of subsequent payments is determined by multiplying the number of Annuity Units to be paid by the appropriate Annuity Unit value on the fifth Valuation Period before the date the payment is due. The Annuity Unit value at the end of any Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the product of:

o the Net Investment Factor of the Variable Sub-Account for the Valuation Period for which the Annuity Unit is being determined, and

o a factor of .999932 to neutralize the assumed investment return of 3.0% per year used in the annuity table.

The value of the Annuity Units is determined as of a Valuation Period five days before the payment in order to allow the calculation of the amount of annuity payments and the mailing of checks before their due date.

Fixed Annuity Payments
The guaranteed level of fixed annuity payments will be determined on the basis of:

o       the Guaranteed Account Value before the Annuity Commencement Date,

o       the annuity tables contained in the Contract which reflect your age, and

o       the type of annuity option(s) elected.

The payment amount may be greater, however, if we are using a more favorable table on your Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments
If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value will be applied to the variable annuity option elected and the Guaranteed Account Value will be applied to the fixed annuity option.

Proof of Age and Survival
We may require proof of age and survival from any payee if payments depend on that payee's age or survival.

Frequency and Amount of Annuity Payments
Variable annuity payments will be paid as monthly installments. Fixed annuity payments will be paid annually, semiannually, quarterly or monthly, as requested. However, if any payment to be made under any annuity option will be less than $100 we may make the payments in the most frequent interval which produces a payment of at least $100. If the net amount available to apply under any Annuity Option is less than $2,000, we may pay it in one lump sum. The maximum amount that may be applied under an Annuity Option without the prior written consent of GWL&A is $1,000,000.00.

Periodic Payment Options
We offer two distribution options that are not considered Annuity options: The Estate Maximizer Option ("EMO") and the Flexible Payment Option ("FPO"). These options are available to any Contract Owner, but with respect to the EMO, you must be at least age 70 1/2.

Since EMO and FPO are not Annuity options, your Contract remains in the Accumulation Period and retains all rights and flexibility described in this prospectus. When we make payments to you under these options, the value of Accumulation Units canceled will be withdrawn in the same order that the Contributions were applied to your Contract and on a pro rata basis; that is, proportioned across the Investment Divisions to which you have allocated your Contributions.

Distributions from a periodic payment option before age 59 1/2 may be subject to an early withdrawal penalty under the Internal Revenue Code. Distributions after age 59 1/2 will not be subject to penalties as long as payments are substantially level and are paid over a period of not less than five years.

All payments made to you when you reach age 70 1/2 from any periodic payment option must comply with the Internal Revenue Code's minimum distribution regulations.

We reserve the right to discontinue the availability of these distribution options and to change the terms for future elections.

Once you elect an option, you may revoke it at any time by submitting a Request to our Administrative Offices. Any revocation you make will apply only to the amounts that have not yet been paid. Once you revoke an EMO or FPO, you may not elect it again.

If any periodic payment will be less than $100, we may make the payments in the most frequent interval which produces a payment of at least $100.

FPO is different from EMO in the following ways:

o FPO payments are made for a fixed dollar amount or a fixed time period whereas EMO payments vary in dollar amount and can continue indefinitely during your lifetime, and

o generally, FPO payments will be higher than expected EMO payments.

You should carefully assess your future income needs when considering the election of these distribution options.

Estate Maximizer Option ("EMO")
We will calculate and distribute an annual amount using the method contained in the Internal Revenue Code's minimum distribution regulations. You specify the initial distribution date. Subsequent distributions will be made on the 15th of any month (or the next Valuation Date if the 15th is not a Valuation Date) or another date we may designate or allow. The annual distribution is determined by dividing your Contract Value by a life expectancy factor from tables designated by the Internal Revenue Service. The factor will be based on either your life expectancy or the joint life expectancy of you and your spouse and will be redetermined for each year's distribution. The Contract Value to be used in this calculation is your Contract Value on the December 31 before the year in which the EMO payment is being made. This calculation will be changed, if necessary, to conform to changes in the Internal Revenue Code or applicable regulations.

Flexible Payment Option ("FPO")
FPO payments are available on a monthly, quarterly, semiannual or annual basis. You specify the initial distribution date. Subsequent distributions will be made on the 15th of any month (or the next Valuation Date if the 15th is not a Valuation Date) or another date we may designate or allow.

You may elect one of two methods of distribution for payments from Variable Sub-Accounts:

o Specified Payment - payments of a designated dollar amount. The dollar amount chosen must be greater than or equal to the minimum distribution amount allowed by the Internal Revenue Code and applicable regulations. Your Contract Value on December 31 before the year for which the payment is being made will be used in this calculation. Payments will stop on the earlier of:

o       the date the amount you elected to be paid has been reduced to zero, or

o       your Contract Value is zero.

o Specified Period - payments for a designated time period. The annual distribution amount must be greater than or equal to the minimum distribution amount required by the Internal Revenue Code and applicable regulations. Each annual distribution is determined by dividing your Contract Value by the number of years remaining in the elected period. Your Contract Value on December 31 before the year for which the payment is being made will be used in this calculation. For payments made more often than annually, the annual payment result (calculated above) is divided by the number of payments due each year. The specified period must be at least three years, but not greater than the Annuitant's life expectancy factor. Payments will stop on the earlier of:

o       the date the amount you elected to be paid has been reduced to zero, or

o       your Contract Value is zero.

For purposes of determining the amount to be distributed under each of these distribution methods, life expectancy will be recalculated annually based on
Section 401(a)(9) of the Internal Revenue Code or applicable regulations.

Federal Tax Consequences
The ultimate effect of federal income taxes on your Contract Value, on annuity payments and on the economic benefit to you, the beneficiary or other payee depends on GWL&A's tax status, and upon the tax and employment status of the individual concerned. The discussion which follows is general in nature and is not intended as tax advice. No representation is made regarding the likelihood of the continuation of present federal income tax law or of the current interpretations of the Internal Revenue Service. No discussion of state or other tax laws is provided. FOR FURTHER INFORMATION, CONSULT A QUALIFIED TAX ADVISER.

Taxation of GWL&A
GWL&A is taxed on its insurance business in the United States as a life insurance company in accordance with Part I of Subchapter L of the Internal Revenue Code. The Series Account is taxed as a part of GWL&A; not as a "regulated investment company" under Part I of Subchapter M of the Code. Investment income and realized capital gains on the assets of the Series Account are reinvested and are taken into account in determining the Contract Value. Under existing federal income tax law, such amounts do not generally result in any tax to GWL&A which will be chargeable to the Contract Owner or the Series Account. GWL&A reserves the right to make a deduction from your account balance for taxes, if any, imposed with respect to such items in the future.

Individual Retirement Annuities (IRAs)
In general, set forth below are some comments concerning the federal income taxation of IRAs under Sections 72 and 408 of the Internal Revenue Code. It should be understood that the following discussion is not exhaustive, and that special rules may apply to certain situations not discussed here. You and your beneficiaries are responsible for determining that Contributions, distributions and other transactions with respect to the Contract comply with applicable laws.

To qualify as an IRA under Section 408 of the Internal Revenue Code, the Annuitant must at all times be the owner of the Contract. Your entire interest is nonforfeitable and nontransferable. Contributions may not exceed the limitations allowable under the Internal Revenue Code. You may not borrow from the Contract or pledge the annuity or any portion of it as security for a loan. If you borrow money under the Contract, including a policy loan, the Contract ceases to qualify as an IRA as of the first day of the year, and the fair market value of the Contract is includable in your gross income for the year. If you pledge any portion of the Contract as security for a loan, that portion is deemed distributed on the first day of the year in which the pledge was made and is includible in your gross income.

Generally, a Contract Owner who is a natural person is not taxed on increases (if any) in the value of the Contract until a distribution. Internal Revenue Code Section 408(d)(1) provides that distributions from IRAs, including total or partial withdrawals and annuity payments, are generally taxed for federal income tax purposes under Code Section 72. Under these rules, a portion of the distribution may be excludable from income if any nondeductible contributions were made. However, if the initial Contribution to this IRA was entirely from pre-tax contributions to a qualified plan, the entire amount distributed generally will be taxable to the Contract Owner as ordinary income in the year distributed. There is no special averaging treatment for lump sum distributions.

Rollovers
Generally, you may receive a distribution of any amount from an IRA and within 60 days roll that amount, or any part of it, over into any other IRA. Amounts properly rolled over will not be included in gross income until a distribution is taken from the new IRA. Only one rollover from a particular IRA to any other IRA may be made in any one-year period. Certain other restrictions apply.

You may receive a distribution from an IRA and within 60 days roll it over into a qualified plan, only if all the funds in the IRA are attributable to a previous rollover distribution from a qualified plan. Similarly, you may receive a distribution from an IRA and within 60 days roll it over into a plan described under Section 403(b) of the Internal Revenue Code, only if all the funds in the IRA are attributable to a previous rollover distribution from such a plan. If you mix a rollover contribution from a qualified plan with other contributions or funds from other sources, the right to roll it back into a qualified plan is forfeited.

Required Beginning Date/Minimum Distribution Requirements
Your entire interest in the Contract typically must be distributed, or begin to be distributed, by April 1 following the year in which you reach age 70 1/2. Required distributions must be made over a period not exceeding your life expectancy or the joint lives of you and your designated beneficiary. If the amount distributed does not meet the minimum distribution and incidental death benefit requirements of Internal Revenue Code Section 401(a)(9) and the regulations thereunder, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed on you.

Premature Withdrawals
Distributions made before you reach age 59 1/2 are premature distributions and ordinarily are subject to an additional tax equal to 10% of the amount of the distributions which is includable in gross income in the tax year. However, the penalty tax will not apply to distributions that are:

o       made to a beneficiary or your estate on or after your death,

o attributable to you being disabled within the meaning of code Section 72(m)(7), or

o made as a part of a series of substantially equal periodic payments (at least annually) for your life or life expectancy or the joint lives or life expectancies of you and your designated beneficiary.

If the last exemption above applies at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability), before you reach age 59 1/2 or, within five years of the date of the first payment, whichever is later, you are liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs.

Other exemptions may apply. For more details, consult a qualified tax adviser.

Distributions on Death of Contract Owner
If you die on or after the date annuity payments start, and before the entire interest in the Contract has been distributed, the remainder of your interest will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If you die before the date annuity payments start, your entire interest must generally be distributed within five years after the date of your death. If payable to a designated beneficiary, the distributions may be paid over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as payments start within one year of your death. If the sole designated beneficiary is your spouse, the Contract may be continued in the name of the spouse as Contract Owner.

A surviving spouse, who is your beneficiary, may elect to treat the entire annuity as his or her own IRA regardless of whether distributions had begun to you or have begun to the surviving spouse. As the new Contract Owner, the surviving spouse may make contributions to the IRA and make rollovers from it. Such an election is deemed made if any amounts required to be distributed on your death under these rules have not been distributed or any additional amounts are contributed to the annuity.

Federal Income Tax Withholding on Distributions
Taxable   distributions  from  an  IRA  are  generally  subject  to  income  tax withholding in the following manner:

o If the distribution is in the form of an annuity or similar periodic payments, amounts are withheld as though each distribution were a payment of wages.

o In the case of any other kind of distribution, a flat 10% will be withheld, unless the recipient elects not to have the tax withheld.

Performance Related Information
From time to time, the Series Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's historical performance only and is not intended to indicate future performance. Below are tables of performance related information for each of the four levels of the Mortality and Expense Risk Charge that may be assessed under the Contracts. For the "Inception Date" of a particular Investment Division see the "Total Return" tables below.

--------------------------------- ------------------------------- -------------------------------
      Investment Division                     Yield                      Effective Yield
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
        Money Market a*
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
        Money Market o*
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
        Money Market u*
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
        Money Market z*
--------------------------------- ------------------------------- -------------------------------

Yield and effective Yield for the Money Market Investment Division is for the 7-day period ended December 31, 1998. Yield calculations take into account recurring charges against the Series Account and the Money Market Portfolio. All yield and effective yield information is annualized.

Total Return

---------------------------- ------------------ ------------------- ------------------- -------------------
  Investment Divisions a*    Date of Inception        1 Year         Cumulative Total     Average Annual
                                                                       Return Since        Total Return
                                                                        Inception        Since Inception
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Foreign Equity                 June 23, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Small-Cap Index                June 20, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Growth Index                  August 9, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Small-Cap Aggressive Growth
                              August 9, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Stock Index                    June 20, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Small-Cap Value               August 9, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Blue Chip                      June 30, 1997
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Value Index                   August 9, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
U.S. Government Mortgage
Securities                    August 9, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Investment Grade Corporate
Bond                          August 9, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Corporate Bond                August 9, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Short-Term Maturity Bond       April 1, 1996
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Money Market                   July 5, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
MidCap Growth                  June 30, 1997
---------------------------- ------------------ ------------------- ------------------- -------------------

---------------------------- ------------------ ------------------- ------------------- -------------------
  Investment Divisions o*    Date of Inception        1 Year         Cumulative Total     Average Annual
                                                                       Return Since        Total Return
                                                                        Inception        Since Inception
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Foreign Equity                 July 24, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Small-Cap Index                July 24, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Growth Index                   July 24, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Small-Cap Aggressive Growth
                              August 3, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Stock Index                    July 24, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Small-Cap Value                July 24, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Blue Chip                      June 30, 1997
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Value Index                    July 24, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
U.S. Government Mortgage
Securities                     July 24, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Investment Grade Corporate
Bond                           July 24, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Corporate Bond                 July 24, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Short-Term Maturity Bond      March 13, 1996
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Money Market                 November 30, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
MidCap Growth                  June 30, 1997
---------------------------- ------------------ ------------------- ------------------- -------------------





---------------------------- ------------------ ------------------- ------------------- -------------------
  Investment Divisions u*    Date of Inception        1 Year         Cumulative Total     Average Annual
                                                                       Return Since        Total Return
                                                                        Inception        Since Inception
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Foreign Equity                October 3, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Small-Cap Index              September 8, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Growth Index                 September 8, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Small-Cap Aggressive Growth
                             November 17, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Stock Index                    July 12, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Small-Cap Value                July 12, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Blue Chip                      June 30, 1997
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Value Index                    July 12, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
U.S. Government Mortgage
Securities                     July 12, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Investment Grade Corporate
Bond                           September 19,
                                   1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Corporate Bond                 September 19,
                                   1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Short Term Maturity Bond      March 11, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Money Market                 November 16, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
MidCap Growth                  June 30, 1997
---------------------------- ------------------ ------------------- ------------------- -------------------

---------------------------- ------------------ ------------------- ------------------- -------------------
  Investment Divisions z*    Date of Inception        1 Year         Cumulative Total      Annual Total
                                                                       Return Since        Return Since
                                                                        Inception           Inception
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Foreign Equity                October 4, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Small-Cap Index               August 9, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Growth Index                   July 26, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Small-Cap Aggressive Growth
                              August 3, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Stock Index                   August 9, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Small-Cap Value               August 3, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Blue Chip                      June 30, 1997
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Value Index                   August 13, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
U.S. Government Mortgage
Securities                     July 26, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Investment Grade Corporate
Bond                           July 26, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Corporate Bond                 July 26, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Short Term Maturity Bond      August 16, 1996
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
Money Market                   July 5, 1995
---------------------------- ------------------ ------------------- ------------------- -------------------
---------------------------- ------------------ ------------------- ------------------- -------------------
MidCap Growth                  June 30, 1997
---------------------------- ------------------ ------------------- ------------------- -------------------
-----------

Mortality & Expense Risk Charge                                  Contract Value
        a* =          0.75%                               $0 - $9,999.99
        o* =          0.50%                               $10,000 - $24,999.99
        u* =          0.25%                               $25,000 - $49,999.99
        z* =          0.00%                               $50,000 and greater

The Series Account may include performance information about the Investment Divisions in advertisements or other sales material.

When we advertise the total return of one of these Investment Divisions, it will be shown as average annual total return for one year, five years, and ten years or since its inception if the Investment Division has not been in existence for at least ten years. Average annual total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). In calculating average annual total return, it is assumed that the entire value of the Investment Division will be distributed on the last day of the period. In addition to average annual total return, we may also advertise cumulative total return, year-by-year total return or total return of the Eligible Funds prior to their availability in the Series Account.

For the Money Market Investment Division, "yield" means the income generated by an investment in the Money Market Investment Division over a certain seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" of the Money Market Investment Division is calculated similarly but, when annualized, the income earned by an investment in the Money Market Investment Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The yield and effective yield calculations for the Money Market Investment Division include all recurring charges under the Contract, and is lower than yield and effective yield of the corresponding Money Market Portfolio, which does not have comparable Contract charges. Total return for the Investment Divisions include all charges under your Contract, and likewise, is lower than total return of the corresponding Eligible Funds which have no comparable Contract charges.

For more complete information on the method used to calculate yield, effective yields, and total return of the respective Investment Divisions, see the "Statement of Additional Information."

Voting Rights
To the extent required by applicable law, GWL&A will vote the shares of the Eligible Funds held by the Investment Divisions of the Series Account at regular and special meetings of shareholders of the Fund in accordance with instructions received from Contract Owners. If, however, the Investment Company Act of 1940 or any regulation should be amended, or if the present interpretation of that Act should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest relating to the Eligible Fund shares attributable to your Variable Sub-Account. After annuity payments begin under a variable annuity option, the payee will have the voting interest.

The number of votes which you have the right to cast will be determined by applying your percentage interest in an Investment Division to the total number of votes attributable to that Investment Division. In determining the number of votes, fractional shares will be recognized. During the annuity payment period, the number of votes attributable to your Contract will decrease as the assets held to fund the annuity payments decrease.

Shares for which we do not receive timely instructions and shares held by us as to which Contract Owners have no beneficial interest will be voted in the same proportion as the voting instructions which have been received. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest will receive proxy materials, reports and other materials relating to the applicable underlying portfolio of the Fund.

Distribution of the Contracts
One Orchard Equities, Inc. ("One Orchard"), 8515 East Orchard Road, Englewood, Colorado 80111, is the principal underwriter and the distributor of the Contracts. One Orchard is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Applications for the Contracts will be solicited by duly-licensed insurance agents of GWL&A who are registered with One Orchard. One Orchard is an affiliate of Great-West.

No commissions will be paid to any person for the sale of Contracts.

Amendment of Contracts
We reserve the right to amend the Contract without the consent of any person in order to meet the requirements of the Investment Company Act of 1940 or other applicable federal or state laws or regulations, or to modify the annuity rates for future Contributions. We will notify you of any such changes.

Ownership
The Contract Owner has all rights under the Contract. By law, the assets of the Series Account are held for the exclusive benefit of the Contract Owners and their designated beneficiaries. These assets cannot be charged with liabilities that arise out of any other business we may conduct.

State Regulation
As a life insurance company organized and operated under Colorado law, we are subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Colorado Division of Insurance at all times and a full examination of our operations is conducted by the National Association of Insurance Commissioners at least once every three years.

Reports
We will furnish to you semi-annual and annual reports concerning the operations of the Investment Divisions. In addition, you will be furnished not less frequently than annually a statement of your Contract Value.

Year 2000
We have a number of existing computer programs that use only two digits to identify a year in the date field, which creates a problem with the upcoming change in the century. We have developed detailed plans that we expect to rectify the year 2000 problem. These plans include modifying programs where necessary, replacing certain programs with year 2000 compliant software, and working with vendors and business partners, including banks, custodians and investment managers, who need to become year 2000 compliant. The resources that are being devoted to this effort are substantial. Management estimates that the total cost to implement these plans will not be material, and has budgeted the expense as part of its computer systems operating costs in 1998 and early 1999. We anticipate that our systems will be year 2000 compliant on or about first quarter 1999, but there can be no assurance that we will be successful, or that interaction with other service providers will not impair our services at that time.

Rights Reserved by Great-West
We reserve the right to make certain changes we feel would best serve the interests of Contract Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.
o To transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts; or to add, combine or remove Investment Divisions of the Series Account.
o To substitute, for the Eligible Fund shares in any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.
o To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

o To change the time or time of day at which a Valuation Date is deemed to have ended.

o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Adding and Discontinuing Investment Options
We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division.

When we inform you that we are discontinuing an Investment Division to which you are allocating money, we will ask that you promptly submit alternative
allocation   instructions.   If  we  do  not  receive  your  changed  allocation
instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division before the effective date of the notice may be kept in those Investment Divisions, unless we receive an order from the Securities and Exchange Commission permitting us to substitute shares of a mutual fund for shares of the corresponding Eligible Fund.

In addition, we may discontinue all investment options under the Contracts and refuse to accept any new Contributions. If we determine to make new investment options available under the Contracts, in our sole discretion, we may or may not make those options available to you.

Substitution of Investments
Where we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the discontinued Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you.

Legal Matters
The organization of GWL&A, its authority to issue variable annuity contracts and the validity of the Contracts have been passed upon by R.B. Lurie, Vice President, Counsel and Associate Secretary of GWL&A. Certain legal matters relating to the federal securities laws have been passed upon for GWL&A by Jorden Burt Boros Cicchetti Berenson & Johnson LLP.

Registration Statement
We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Contracts. Statements contained in this prospectus, as to the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement. The Registration Statement and its exhibits may be inspected and copied at the offices of the Securities and Exchange Commission located at 450 Fifth Street, N.W., Washington, D.C.

Statement of Additional Information
The Statement of Additional Information contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:

        1.  Custodian and Independent Auditors
        2.  Underwriter
        3.  Calculation of Performance Data
        4.  Financial Statements

Inquiries and requests for a Statement of Additional Information should be directed to GWL&A in writing at 8515 E. Orchard Road, Englewood, Colorado 80111, or by telephoning GWL&A at (800) 338-4015.

                                          Appendix A

                                          APPENDIX A

                               Condensed Financial Information
                             Selected Data for Accumulation Units
                              Outstanding Throughout Each Period
                               For the Years Ended December 31


                               MONEY MARKET INVESTMENT DIVISION

----------------------- --------------------------------------- ----------------------------------------
                                   1998 By Category                        1997 By Category
----------------------- --------------------------------------- ----------------------------------------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
                           A         O         U         Z         A         O         U          Z
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
Value at beginning of
period
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
Value at end of period
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
Increase (decrease)
in value of
Accumulation Units
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
Number of
Accumulation Units
outstanding at end of
period
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------------------------------------- ----------------------------------------
                                   1996 By Category                        1995 By Category
----------------------- --------------------------------------- ----------------------------------------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
                           A         O         U         Z       A*(3)     O*(15)    U*(15)     Z*(3)
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
Value at beginning of
period
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
Value at end of period
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
Increase (decrease)
in value of
Accumulation Units
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
Number of
Accumulation Units
outstanding at end of
period
----------------------- --------- --------- -------- ---------- --------- --------- --------- ----------
















                     INVESTMENT GRADE CORPORATE BOND INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------
                                   1998 By Category                        1997 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z        A         O          U          Z
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------
                                   1996 By Category                        1995 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z      A*(8)     O*(5)     U*(11)      Z*(6)
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------





















                               STOCK INDEX INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------
                                   1998 By Category                        1997 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z        A         O          U          Z
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------
                                   1996 By Category                        1995 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z      A*(1)     O*(5)      U*(4)     Z *(8)
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------





















                   U.S. GOVERNMENT MORTGAGE SECURITIES INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------
                                   1998 By Category                        1997 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z        A         O          U          Z
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------
                                   1996 By Category                        1995 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z      A*(8)     O*(5)      U*(4)      Z*(6)
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------





















                             SMALL-CAP INDEX INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------
                                   1998 By Category                        1997 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z        A         O          U          Z
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------
                                   1996 By Category                        1995 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z      A*(1)     O*(5)      U*(9)      Z*(8)
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------




















                               GROWTH INDEX INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------
                                   1998 By Category                        1997 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z        A         O          U          Z
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------
                                   1996 By Category                        1995 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z      A*(8)     O*(5)      U*(9)      Z*(6)
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------




















                               VALUE INDEX INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------
                                   1998 By Category                        1997 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z        A         O          U          Z
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------
                                   1996 By Category                        1995 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z      A*(8)     O*(5)      U*(4)     Z*(10)
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------





















                             SMALL-CAP VALUE INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------
                                   1998 By Category                        1997 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z        A         O          U          Z
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------
                                   1996 By Category                        1995 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z      A*(8)     O*(5)      U*(4)      Z*(7)
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------





















                              FOREIGN EQUITY INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------
                                   1998 By Category                        1997 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z        A         O          U          Z
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------
                                   1996 By Category                        1995 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z      A*(2)     O*(5)     U*(12)     Z*(13)
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------





















                       SMALL-CAP AGGRESSIVE GROWTH INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------
                                   1998 By Category                        1997 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z        A         O          U          Z
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------
                                   1996 By Category                        1995 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z      A*(8)     O*(7)     U*(14)      Z*(7)
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------





















                              CORPORATE BOND INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------
                                   1998 By Category                        1997 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z        A         O          U          Z
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------
                                   1996 By Category                        1995 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z      A*(8)     O*(5)     U*(11)      Z*(6)
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------





















                         SHORT-TERM MATURITY BOND INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------
                                   1998 By Category                        1997 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z        A         O          U          Z
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------
                                   1996 By Category                        1995 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z      A*(16)    O*(16)    U*(16)     Z*(16)
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------





















                                BLUE CHIP INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------
                                   1998 By Category                        1997 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z      A*(18)    O*(18)    U*(18)     Z*(18)
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------
                                   1996 By Category                        1995 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z        A         O          U          Z
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------





















                              MIDCAP GROWTH INVESTMENT DIVISION

------------------------ -------------------------------------- ----------------------------------------
                                   1998 By Category                        1997 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z      A*(17)    O*(17)    U*(17)     Z*(17)
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------------------------------------- ----------------------------------------
                                   1996 By Category                        1995 By Category
------------------------ -------------------------------------- ----------------------------------------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
                            A        O         U         Z        A         O          U          Z
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at beginning of
period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Value at end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Increase (decrease) in
value of Accumulation
Units
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------
Number of Accumulation
Units outstanding at
end of period
------------------------ -------- --------- --------- -------- --------- --------- ---------- ----------

                                          Appendix B
                                          Appendix B
                                    Net Investment Factor


The following formula is what we use to calculate the value of an Accumulation Unit. The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

    (i) the net asset value per share of the portfolio shares determined as of the end of the current Valuation Period, plus

    (ii)the per share amount of any dividend (or, if applicable, capital gain distributions) made by the portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

    (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the portfolio shares determined as of the end of the immediately preceding Valuation Period; and

(c) is an amount representing the Risk Charge deducted from each Variable Sub-Account on a daily basis.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a) (i) and (b) (i) above, reflect the investment performance of the portfolio as well as the payment of portfolio expenses.

                                            Part B




                                RETIREMENT PLAN SERIES ACCOUNT

                    Individual Flexible Premium Variable Annuity Contracts


                                          issued by


                         Great-West Life & Annuity Insurance Company
                                     8515 E. Orchard Road
                                  Englewood, Colorado 80111
                                  Telephone: (800) 495-4952





                                 STATEMENT OF ADDITIONAL INFORMATION





        This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated ________, _______, 1999, which is available without charge by contacting Great-West Life & Annuity Insurance Company ("GWL&A") at the above address or at the above telephone number.






                                    ________, ______, 1999

                                      TABLE OF CONTENTS



Page

CUSTODIAN AND INDEPENDENT AUDITORS......................................B-III
UNDERWRITER.............................................................B-III
CALCULATION OF PERFORMANCE DATA.........................................B-IV
FINANCIAL STATEMENTS....................................................B-V

                                            Part B

                                              V



                              CUSTODIAN AND INDEPENDENT AUDITORS

 ........A.     Custodian

 ........ The assets of Retirement Plan Series Account (the "Series Account") are
held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company ("Great-West") in the amount of $50 million (Canadian), which cover all officers and employees of GWL&A.

 ........B.     Independent Auditors

 ........  The  accounting  firm  of  Deloitte  &  Touche  LLP  performs  certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.

 ........ The consolidated financial statements of GWL&A at December 31, 1998 and
1997 and each of the three years in the period ended December 31, 1998, as well as the financial statements of the Series Account for the years ended December 31, 1998, and 1997, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                                         UNDERWRITER

 ........The  offering  of the  Contracts  is made on a  continuous  basis by One
Orchard Equities, Inc., a wholly owned subsidiary of GWL&A. Previously the Contracts were offered through, Great-West, an affiliate of GWL&A. No payments were made to Great-West for the years 1994 through 1997 and no payment was made to One Orchard Equities, Inc. in 1998.

                               CALCULATION OF PERFORMANCE DATA

A.......Yield  and Effective  Yield  Quotations for the Money Market  Investment
Division

 ........The yield quotation for the Money Market  Investment  Division set forth in the Prospectus is for the seven-day period ended December 31, 1998 and is computed by determining the net change, exclusive of capital changes, in the
value  of  a  hypothetical   pre-existing   account  having  a  balance  of  one
Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

 ........The  effective yield quotation for the Money Market Investment  Division set forth in the Prospectus is for the seven-day period ended December 31, 1998 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a
hypothetical  charge  reflecting  deductions  from  Participant  accounts,   and
dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

 ........EFFECTIVE YIELD = [(BASE PERIOD RETURN +1 365/7]-1.

 ........For  purposes  of  the  yield  and  effective  yield  computations,  the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money
Market  Investment   Division's  mean  account  size.  The  specific  percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the Fund are excluded from the calculation of yield.

B.......Total Return Quotations for All Investment Divisions

 ........The total return quotations for all Investment Divisions, other than the
Money Market, set forth in the Prospectus are average annual total return quotations for the one-year period ended December 31, 1998. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

 ........P(1+T)N = ERV

 ........Where: P =           a hypothetical initial payment of $1,000

 ........       T =           average annual total return

 ........       N =           number of years

    ERV =          ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.


                                     FINANCIAL STATEMENTS

        The financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contract is affected solely by the investment results of the Series Account.

                                            PART B
                                     FINANCIAL STATEMENTS

                                RETIREMENT PLAN SERIES ACCOUNT
================================================================================

================================================================================

                                     FINANCIAL STATEMENTS
                        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997
                               AND INDEPENDENT AUDITORS' REPORT

                         GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
=============================================================================

=============================================================================

                              CONSOLIDATED FINANCIAL STATEMENTS
                     FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                               AND INDEPENDENT AUDITORS' REPORT

                                             XIII



                                            Part C



                                            PART C
                                      OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

               (a)    Financial Statements

                      The financial statements for Retirement Plan Series Account for the years ended December 31, 1998 and 1997 as well as the financial statements for Great-West Life & Annuity Insurance Company for the years ended December 31, 1998, 1997 and 1996 are included in Part B.

               (b)    Exhibits

                      Exhibits (1), (2), (3), and (6) are incorporated by reference to Registrant's Form N-4 Registration Statement filed September 13, 1994.

(4) Exhibit 4 is incorporated by reference to Registrant's registration statement filed on May 6, 1998.
(5) Exhibit 5 is incorporated by reference to Registrant's registration statement filed on May 6, 1998.
         (7)  Not applicable
         (8)  Not applicable
         (9) Exhibit 9 is incorporated by reference to Registrant's registration statement dated September 13, 1994.
         (10) (a) Written Consent of Jorden Burt Boros Cicchetti Berenson & Johnson, LLP (to be filed by amendment).
               (b) Written Consent of Deloitte & Touche LLP (to be filed by amendment). (c) Written Consent of Ruth B. Lure (to be filed by amendment).
(11)    Not Applicable
(12)    Not Applicable
         (13) Exhibit 13 is incorporated by reference to Registrant's Post-Effective Amendment No. 3 to its Registration Statement dated April 24, 1997.


Item 25.       Directors and Officers of the Depositor


Position and Offices
Name                         Principal Business Address          with Depositor

James Balog                  2205 North Southwinds Boulevard            Director
                             Vero Beach, Florida  39263

James W. Burns, O.C.                (4)                          Director

Orest T. Dackow                             (3)                         Director

Andre Desmarais                             (4)                         Director

Paul Desmarais, Jr.                 (4)                          Director

Robert G. Graham                    574 Spoonbill Drive          Director
                                     Sarasota, FL 34236

Robert Gratton                      (5)                          Chairman

N. Berne Hart                       2552 East Alameda Avenue     Director
                                    Denver, Colorado  80209

Kevin P. Kavanagh                   (1)                          Director

William Mackness                    61 Waterloo Street           Director
                                    Winnipeg, Manitoba  R3N 0S3

William T. McCallum                 (3)                          Director, President and
                                                             Chief      Executive Officer

Jerry E.A. Nickerson                H.B. Nickerson & Sons Limited       Director
                                    P.O. Box 130
                                    275 Commercial Street
                        North Sydney, Nova Scotia B2A 3M2

P. Michael Pitfield, P.C., Q.C.             (4)                         Director

Michel Plessis-Belair, F.C.A.               (4)                         Director

Brian E. Walsh                      Trinity L.P.                 Director
                                    115 Putnam Ave.
                                    Greenwich, Connecticut 06830

John A. Brown                       (3)                          Senior Vice President,
                                                                        Sales,
                                                                 Financial Services

Donna A. Goldin                     (2)                          Executive Vice President
                                                                 and Chief Operating
                                                                 Officer, One Corporation

Mitchell T. Graye                   (3)                          Executive Vice President
                                                                 and Chief Financial Officer

John T. Hughes                      (3)                          Senior Vice President, Chief
                                                                 Investment Officer

D.      Craig Lennox                (3)                          Senior Vice President,
                                                                 General Counsel and
Secretary

Dennis Low                          (3)                          Executive Vice President,
                                                                 Financial Services

Alan D. MacLennan                   (2)                          Executive Vice President,
                                                                 Employee Benefits

Steve H. Miller                             (2)                         Senior Vice
                                                                        President,
                                                                 Employee Benefits Sales

James D. Motz                       (2)                          Executive Vice President,
                                                                 Employee Benefits

Charles P. Nelson                   (3)                          Senior Vice President,
                                                                 Public/Nonprofit Markets

Marty Rosenbaum                     (2)                          Senior Vice President,
                                                                 Employee Benefits
                                                                 Operations

Greg E. Seller                      (3)
                                                          Senior Vice President, Major
                                    Accounts

Robert K. Shaw                      (3)                          Senior Vice President,
                                    Individual Markets

Douglas L. Wooden                   (3)                          Executive Vice President,
                                                                 Financial Services



----------------------------------------

(1)     100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.
(2)     8505 East Orchard Road, Englewood, Colorado  80111.
(3)     8515 East Orchard Road, Englewood, Colorado  80111.
(4)     Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(5)     Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.






Item 26.       Persons controlled by or under common control with the Depositor or Registrant

Power Corporation of Canada
   100% - 2795957 Canada Inc.
           100% - 171263 Canada Inc.
                  67.7% - Power Financial Corporation
                         81.2% - Great-West Lifeco Inc.
                                99.5%  - The Great-West  Life Assurance  Company
                                       100% - GWL&A Financial (Nova Scotia) Inc.
                                               100% - GWL&A Financial Inc.
                                                      100%  -   Great-West   Life  &   Annuity Insurance
                                                             Company
                                                             100% -  First  Great-West  Life & Annuity
                                                                    Insurance Company
                                                             100% - GW Capital Management, LLC
                                                                    100% - Orchard Capital
                                                                           Management, LLC
                                                                    100%      -      Greenwood Investments, Inc.
                                                             100% -  Financial  Administrative Services
                                                                    Corporation
                                                             100% - One  Corporation
                                                                    100%  -  One  Health  Plan of
                                                                           Arizona, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Illinois, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Texas, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           California, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Colorado, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Georgia, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           North     Carolina, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           South     Carolina, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Washington, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Ohio, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Tennessee, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Oregon, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Florida, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Indiana, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Massachusetts, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Maine, Inc.
                                                                    100%  -  One  Health  Plan of New
                                                                           Jersey, Inc.
                                                                    100%  -  One  Health  Plan of New
                                                                           Hampshire, Inc.
                                                                    100%  -  One  Health  Plan of
                                                                           Pennsylvania, Inc.
                                                                    100%  - One  Health  Plan, Inc.
                                                                           (Vermont)
                                                                    100%    -   One    Orchard Equities,
                                                                           Inc.
                                                             100%   -    Great-West    Benefit Services, Inc.
                                                                    13% - Private Healthcare
                                                                           Systems, Inc.
                                                             100% - Benefits Communication
                                                                    Corporation
                                                                    100%    -     BenefitsCorp Equities,
                                                                           Inc.
                                                             95% - Maxim Series Fund, Inc.*
                                                             100%   -    Greenwood    Property Corporation
                                                             100% - GWL Properties Inc.
                                                                    100% - Great-West Realty
                                                                           Investments Inc.
                                                                    50%       -        Westkin Properties, Ltd.
                                                             100%  -  Confed  Admin  Services, Inc.
                                                             92% - Orchard Series Fund**

   * New England Life Insurance Company - 5%
   ** New England Life Insurance Company - 8%

Item 27.       Number of Contract Owners

               As of February 28, 1999, there were _________ Contract Owners.

Item 28.       Indemnification

Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                              Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101.  Definitions.

               As used in this Article:

               (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

               (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

               (3)    "Expenses" includes counsel fees.

               (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

               (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

               (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

               (7)  "Proceeding"  means any  threatened,  pending,  or completed
               action,   suit,   or   proceeding,   whether   civil,   criminal,
               administrative, or investigative and whether formal or informal.

Section 7-109-102.  Authority to indemnify directors.

               (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

                   (a)    The person conducted himself or herself in good faith;

                      (b)    The person reasonably believed:

                             (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; or

                             (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                      (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

               (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph
               (a) of subsection (1) of this section.

               (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

               (4) A corporation may not indemnify a director under this section:

                      (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                      (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

               (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103.  Mandatory Indemnification of Directors.

               Unless limited by the articles of incorporation, a corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

Section 7-109-104.  Advance of Expenses to Directors.

               (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                      (a) The director furnishes the corporation a written affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;

                      (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                      (c) A  determination  is made that the facts  then know to
                      those   making  the   determination   would  not  preclude
                      indemnification under this article.

               (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

               (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.



Section 7-109-105.  Court-Ordered Indemnification of Directors.

               (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                      (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                      (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in
                      Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

               (1) A  corporation  may not  indemnify a director  under  Section
               7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

               (2) The determinations required to be made subsection (1) of this section shall be made:

                      (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                      (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

               (3) If a quorum cannot be obtained as  contemplated  in paragraph
               (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                      (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                      (b)    By the shareholders.

(4) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

               (1) Unless otherwise provided in the articles of incorporation:

                      (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                      (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                      (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.



Section 7-109-108.  Insurance.

        A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109.  Limitation of Indemnification of Directors.

               (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

               (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

        If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.






                                       Bylaws of GWL&A

Article II, Section 11.  Indemnification of Directors.

(1) In this section, the following terms shall have the following meanings:

(a) "expenses" means reasonable expenses incurred in a legal proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b) "liability" means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c) "party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)               "proceeding"  means  any  threatened,   pending  or  completed
                  action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

(2) Subject to applicable law, if any person who is a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)     the person conducted himself or herself in good faith; and

(b) the person reasonably believed that his or her conduct was in the corporation's best interests; and

(c) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d) if the person is or was an employee of the corporation, the person acted in the ordinary course of the person's employment with the corporation.

(3) Subject to applicable law, if any person who is or was serving as a director, officer or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(i) the person is or was appointed to serve at the request of the corporation as a director, officer or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(ii) with respect to the matter(s) giving rise to the proceeding:

(a)     the person conducted himself or herself in good faith; and

(b) the person reasonably believed that his or her conduct was at least not opposed to the corporation's best interests; and

(c) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d) if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person's employment with the other company or entity.

Item 29.       Principal Underwriter

               (a)    Orchard Series Fund

               (b)    Directors and Officers of One Orchard.


Position and Offices
Name                                        Principal Business Address  with Underwriter

Steven H. Miller                                   8505 E. Orchard Road         President and
                                            Englewood, Colorado 80111   Director

Alan D. Mac Lennan                          8505 E. Orchard Road        Director
                                            Englewood, Colorado 80111

Stanley Kenyon                              Bldg. 400, Suite 1200       Director
                               1000 Abernathy Road
                                Atlanta, GA 30328

Glen R. Derback                                    8515 E. Orchard Road         Treasurer
                                            Englewood, Colorado 80111

Beverly A. Byrne                                   8515 E. Orchard Road         Secretary
                                            Englewood, Colorado 80111


                  Net
Name of           Underwriting          Compensation
Principal         Discounts and                  on
Brokerage
Underwriter       Commissions           Redemption        Commissions           Compensation

One Orchard           -0-                      -0-               -0-                     -0-

Item 30.       Location of Accounts and Records

        All accounts,  books,  or other  documents  required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Englewood, Colorado 80111.

Item 31.       Management Services

               Not Applicable.

Item 32.       Undertakings

               (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

               (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

               (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GWL&A.

(e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                          SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 6 to its Registration Statement on Form N-4 to be signed on its behalf, in the City of Englewood, State of Colorado, on this 26th day of February, 1999.

                                          RETIREMENT PLAN SERIES ACCOUNT
                                          (Registrant)



                       By: /s/ William T. McCallum

                          William T. McCallum, President and
                          Chief Executive Officer of Great-West
                          Life & Annuity Insurance Company

         GREAT-WEST LIFE & ANNUITY
                       INSURANCE COMPANY
                       (Depositor)



                       By:      /s/ William T. McCallum

                          William T. McCallum, President and
                          Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                     Date



/s/ Robert Gratton
February 26th, 1999
Director and Chairman of the Board
(Robert Gratton)



 /s/ William T. McCallum
February 26th, 1999
Director, President and Chief
Executive Officer (William T. McCallum)


Signature and Title                                                     Date



        /s/ Glen Ray Derback
February 26th, 1999
Vice President and Controller
(Glen Ray Derback)



        /s/ James Balog      *
February 26th, 1999
Director, (James Balog)


        /s/ James W. Burns*                                             February 26th, 1999
Director, (James W. Burns)



        /s/ Orest T. Dackow*                                                    February
26th, 1999
Director, (Orest T. Dackow)



_______________________________                                         ___________, 1999
Director, (Andre Desmarais)



        /s/ Paul Desmarais, Jr.     *                                           February
26th, 1999
Director, (Paul Desmarais, Jr.)



        /s/ Robert G. Graham*                                                   February
26th, 1999
Director, (Robert G. Graham)



        /s/ N. Berne Hart*
February 26th, 1999
Director, (N. Berne Hart)



Signature and Title                                                     Date


        /s/ Kevin P. Kavanagh*                                                  February
26th, 1999
Director, (Kevin P. Kavanagh)



        /s/ William Mackness*                                                   February
26th, 1999
Director, (William Mackness)



        /s/ Jerry Edgar Alan Nickerson*
February 26th, 1999
Director, (Jerry Edgar Alan Nickerson)



        /s/ P. Michael Pitfield*
February 26th, 1999
Director, (P. Michael Pitfield)




____________, 1999
Director, (Michel Plessis-Belair)



        /s/ Brian E. Walsh*
February 26th, 1999
Director, (Brian E. Walsh)



By:     /s/ D.C. Lennox                                                         February
26th, 1999
               D.C. Lennox

               *Attorney-in-fact  pursuant to Powers of Attorney  filed with the  Registration
               Statement  on September  13, 1994 and  Post-Effective  Amendment  No. 2 to this
               Registration Statement.


--------